Distribution Date:	10/18/21	COMM 2019-GC44 Mortgage Trust
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-GC44

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street, | New York, NY 10005
		Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Additional Information	6
			Executive Vice President - Division Head	(913) 253-9001
Bond / Collateral Reconciliation - Cash Flows	7
			10851 Mastin Street,Suite 700 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12655TBG3	1.997000%	23,338,000.00	17,600,044.66	291,973.21	29,289.41	0.00	0.00	321,262.62	17,308,071.45	30.18%	30.00%
A-2	12655TBH1	2.827000%	138,840,000.00	138,840,000.00	0.00	327,083.90	0.00	0.00	327,083.90	138,840,000.00	30.18%	30.00%
A-3	12655TBK4	2.688000%	55,469,000.00	55,469,000.00	0.00	124,250.56	0.00	0.00	124,250.56	55,469,000.00	30.18%	30.00%
A-SB	12655TBJ7	2.873000%	29,564,000.00	29,564,000.00	0.00	70,781.14	0.00	0.00	70,781.14	29,564,000.00	30.18%	30.00%
A-4	12655TBL2	2.698000%	176,000,000.00	176,000,000.00	0.00	395,706.67	0.00	0.00	395,706.67	176,000,000.00	30.18%	30.00%
A-5	12655TBM0	2.950000%	267,197,000.00	267,197,000.00	0.00	656,859.29	0.00	0.00	656,859.29	267,197,000.00	30.18%	30.00%
A-M	12655TBP3	3.263000%	118,356,000.00	118,356,000.00	0.00	321,829.69	0.00	0.00	321,829.69	118,356,000.00	18.11%	18.00%
B	12655TBQ1	3.465000%	40,685,000.00	40,685,000.00	0.00	117,477.94	0.00	0.00	117,477.94	40,685,000.00	13.96%	13.88%
C	12655TBR9	3.526639%	35,753,000.00	35,753,000.00	0.00	105,073.27	0.00	0.00	105,073.27	35,753,000.00	10.31%	10.25%
D	12655TAG4	2.500000%	23,425,000.00	23,425,000.00	0.00	48,802.08	0.00	0.00	48,802.08	23,425,000.00	7.92%	7.88%
E	12655TAJ8	2.500000%	18,493,000.00	18,493,000.00	0.00	38,527.08	0.00	0.00	38,527.08	18,493,000.00	6.04%	6.00%
F	12655TAL3	2.750000%	18,493,000.00	18,493,000.00	0.00	42,379.79	0.00	0.00	42,379.79	18,493,000.00	4.15%	4.13%
G-RR	12655TAN9	3.526639%	9,863,000.00	9,863,000.00	0.00	28,986.03	0.00	0.00	28,986.03	9,863,000.00	3.14%	3.13%
H-RR*	12655TAQ2	3.526639%	30,822,346.00	30,822,345.85	0.00	90,590.94	0.00	0.00	90,590.94	30,822,345.85	0.00%	0.00%
S	12655TAU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	100.00%
R	12655TAV1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	100.00%
RR	N/A	3.526639%	12,200,000.00	12,129,024.46	3,611.56	35,645.68	0.00	0.00	39,257.24	12,125,412.90	0.00%	0.00%
Interest
RR	12655TAT6	3.526639%	25,800,000.00	25,649,904.19	7,637.56	75,381.84	0.00	0.00	83,019.40	25,642,266.63	0.00%	0.00%
Certificate
s
180W-A 12655TAW9		3.400057%	33,155,000.00	33,155,000.00	0.00	93,940.74	0.00	0.00	93,940.74	33,155,000.00	72.63%	72.63%
180W-B	12655TAY5	3.400057%	35,530,000.00	35,530,000.00	0.00	100,670.02	0.00	0.00	100,670.02	35,530,000.00	43.29%	43.29%
180W-C	12655TBA6	3.400057%	42,940,000.00	42,940,000.00	0.00	121,665.37	0.00	0.00	121,665.37	42,940,000.00	7.84%	7.84%

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
180W-D*	12655TBC2	3.400057%	9,500,000.00	9,500,000.00	0.00	26,917.12	0.00	0.00	26,917.12	9,500,000.00	0.00%	0.00%
180W-	12655TBF5	3.400057%	6,375,000.00	6,375,000.00	0.00	18,062.80	0.00	0.00	18,062.80	6,375,000.00	0.00%	0.00%
VRR
Regular SubTotal			1,151,798,346.00	1,145,839,319.16	303,222.33	2,869,921.36	0.00	0.00	3,173,143.69	1,145,536,096.83

Notional Certificates
X-A	12655TBN8	0.648824%	808,764,000.00	803,026,044.66	0.00	434,185.14	0.00	0.00	434,185.14	802,734,071.45
X-B	12655TAA7	0.032808%	76,438,000.00	76,438,000.00	0.00	2,089.82	0.00	0.00	2,089.82	76,438,000.00
X-D	12655TAC3	1.026639%	41,918,000.00	41,918,000.00	0.00	35,862.21	0.00	0.00	35,862.21	41,918,000.00
X-F	12655TAE9	0.776639%	18,493,000.00	18,493,000.00	0.00	11,968.65	0.00	0.00	11,968.65	18,493,000.00
Notional SubTotal			945,613,000.00	939,875,044.66	0.00	484,105.82	0.00	0.00	484,105.82	939,583,071.45

Deal Distribution Total					303,222.33	3,354,027.18	0.00	0.00	3,657,249.51

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12655TBG3	754.13680093	12.51063544	1.25500943	0.00000000	0.00000000	0.00000000	0.00000000	13.76564487	741.62616548
A-2	12655TBH1	1,000.00000000	0.00000000	2.35583333	0.00000000	0.00000000	0.00000000	0.00000000	2.35583333	1,000.00000000
A-3	12655TBK4	1,000.00000000	0.00000000	2.24000000	0.00000000	0.00000000	0.00000000	0.00000000	2.24000000	1,000.00000000
A-SB	12655TBJ7	1,000.00000000	0.00000000	2.39416655	0.00000000	0.00000000	0.00000000	0.00000000	2.39416655	1,000.00000000
A-4	12655TBL2	1,000.00000000	0.00000000	2.24833335	0.00000000	0.00000000	0.00000000	0.00000000	2.24833335	1,000.00000000
A-5	12655TBM0	1,000.00000000	0.00000000	2.45833333	0.00000000	0.00000000	0.00000000	0.00000000	2.45833333	1,000.00000000
A-M	12655TBP3	1,000.00000000	0.00000000	2.71916667	0.00000000	0.00000000	0.00000000	0.00000000	2.71916667	1,000.00000000
B	12655TBQ1	1,000.00000000	0.00000000	2.88750006	0.00000000	0.00000000	0.00000000	0.00000000	2.88750006	1,000.00000000
C	12655TBR9	1,000.00000000	0.00000000	2.93886583	0.00000000	0.00000000	0.00000000	0.00000000	2.93886583	1,000.00000000
D	12655TAG4	1,000.00000000	0.00000000	2.08333319	0.00000000	0.00000000	0.00000000	0.00000000	2.08333319	1,000.00000000
E	12655TAJ8	1,000.00000000	0.00000000	2.08333315	0.00000000	0.00000000	0.00000000	0.00000000	2.08333315	1,000.00000000
F	12655TAL3	1,000.00000000	0.00000000	2.29166658	0.00000000	0.00000000	0.00000000	0.00000000	2.29166658	1,000.00000000
G-RR	12655TAN9	1,000.00000000	0.00000000	2.93886546	0.00000000	0.00000000	0.00000000	0.00000000	2.93886546	1,000.00000000
H-RR	12655TAQ2	999.99999513	0.00000000	2.93913189	(0.00026604)	1.42312626	0.00000000	0.00000000	2.93913189	999.99999513
S	12655TAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12655TAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	N/A	994.18233279	0.29602951	2.92177705	(0.00000820)	0.04447377	0.00000000	0.00000000	3.21780656	993.88630328
RR Certificates	12655TAT6	994.18233295	0.29602946	2.92177674	(0.00000814)	0.04447364	0.00000000	0.00000000	3.21780620	993.88630349
180W-A	12655TAW9	1,000.00000000	0.00000000	2.83338079	0.00000000	0.00000000	0.00000000	0.00000000	2.83338079	1,000.00000000
180W-B	12655TAY5	1,000.00000000	0.00000000	2.83338080	0.00000000	0.00000000	0.00000000	0.00000000	2.83338080	1,000.00000000
180W-C	12655TBA6	1,000.00000000	0.00000000	2.83338076	0.00000000	0.00000000	0.00000000	0.00000000	2.83338076	1,000.00000000
180W-D	12655TBC2	1,000.00000000	0.00000000	2.83338105	0.00000000	0.00000000	0.00000000	0.00000000	2.83338105	1,000.00000000
180W-VRR	12655TBF5	1,000.00000000	0.00000000	2.83338039	0.00000000	0.00000000	0.00000000	0.00000000	2.83338039	1,000.00000000

Notional Certificates
X-A	12655TBN8	992.90527850	0.00000000	0.53685023	0.00000000	0.00000000	0.00000000	0.00000000	0.53685023	992.54426687
X-B	12655TAA7	1,000.00000000	0.00000000	0.02734007	0.00000000	0.00000000	0.00000000	0.00000000	0.02734007	1,000.00000000
X-D	12655TAC3	1,000.00000000	0.00000000	0.85553247	0.00000000	0.00000000	0.00000000	0.00000000	0.85553247	1,000.00000000
X-F	12655TAE9	1,000.00000000	0.00000000	0.64719894	0.00000000	0.00000000	0.00000000	0.00000000	0.64719894	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	29,289.41	0.00	29,289.41	0.00	0.00	0.00	29,289.41	0.00
A-2	09/01/21 - 09/30/21	30	0.00	327,083.90	0.00	327,083.90	0.00	0.00	0.00	327,083.90	0.00
A-3	09/01/21 - 09/30/21	30	0.00	124,250.56	0.00	124,250.56	0.00	0.00	0.00	124,250.56	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	70,781.14	0.00	70,781.14	0.00	0.00	0.00	70,781.14	0.00
A-4	09/01/21 - 09/30/21	30	0.00	395,706.67	0.00	395,706.67	0.00	0.00	0.00	395,706.67	0.00
A-5	09/01/21 - 09/30/21	30	0.00	656,859.29	0.00	656,859.29	0.00	0.00	0.00	656,859.29	0.00
X-A	09/01/21 - 09/30/21	30	0.00	434,185.14	0.00	434,185.14	0.00	0.00	0.00	434,185.14	0.00
X-B	09/01/21 - 09/30/21	30	0.00	2,089.82	0.00	2,089.82	0.00	0.00	0.00	2,089.82	0.00
X-D	09/01/21 - 09/30/21	30	0.00	35,862.21	0.00	35,862.21	0.00	0.00	0.00	35,862.21	0.00
X-F	09/01/21 - 09/30/21	30	0.00	11,968.65	0.00	11,968.65	0.00	0.00	0.00	11,968.65	0.00
A-M	09/01/21 - 09/30/21	30	0.00	321,829.69	0.00	321,829.69	0.00	0.00	0.00	321,829.69	0.00
B	09/01/21 - 09/30/21	30	0.00	117,477.94	0.00	117,477.94	0.00	0.00	0.00	117,477.94	0.00
C	09/01/21 - 09/30/21	30	0.00	105,073.27	0.00	105,073.27	0.00	0.00	0.00	105,073.27	0.00
D	09/01/21 - 09/30/21	30	0.00	48,802.08	0.00	48,802.08	0.00	0.00	0.00	48,802.08	0.00
E	09/01/21 - 09/30/21	30	0.00	38,527.08	0.00	38,527.08	0.00	0.00	0.00	38,527.08	0.00
F	09/01/21 - 09/30/21	30	0.00	42,379.79	0.00	42,379.79	0.00	0.00	0.00	42,379.79	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	28,986.03	0.00	28,986.03	0.00	0.00	0.00	28,986.03	0.00
H-RR	09/01/21 - 09/30/21	30	43,872.29	90,582.74	0.00	90,582.74	(8.20)	0.00	0.00	90,590.94	43,864.09
RR Interest	09/01/21 - 09/30/21	30	542.68	35,645.58	0.00	35,645.58	(0.10)	0.00	0.00	35,645.68	542.58
RR
	09/01/21 - 09/30/21	30	1,147.63	75,381.63	0.00	75,381.63	(0.21)	0.00	0.00	75,381.84	1,147.42
Certificates
180W-A	09/01/21 - 09/30/21	30	0.00	93,940.74	0.00	93,940.74	0.00	0.00	0.00	93,940.74	0.00
180W-B	09/01/21 - 09/30/21	30	0.00	100,670.02	0.00	100,670.02	0.00	0.00	0.00	100,670.02	0.00
180W-C	09/01/21 - 09/30/21	30	0.00	121,665.37	0.00	121,665.37	0.00	0.00	0.00	121,665.37	0.00
180W-D	09/01/21 - 09/30/21	30	0.00	26,917.12	0.00	26,917.12	0.00	0.00	0.00	26,917.12	0.00
180W-VRR	09/01/21 - 09/30/21	30	0.00	18,062.80	0.00	18,062.80	0.00	0.00	0.00	18,062.80	0.00
Totals			45,562.60	3,354,018.67	0.00	3,354,018.67	(8.51)	0.00	0.00	3,354,027.18	45,554.09

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	3,657,249.51
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,369,705.17	Master Servicing Fee	6,895.58
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,989.62
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	477.43
ARD Interest	0.00	Operating Advisor Fee	1,323.84
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,369,705.17	Total Fees	15,686.47

Principal		Expenses/Reimbursements
Scheduled Principal	303,222.32	Reimbursement for Interest on Advances	(8.52)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	303,222.32	Total Expenses/Reimbursements	(8.52)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,354,027.18
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	303,222.33
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,657,249.51
Total Funds Collected	3,672,927.49	Total Funds Distributed	3,672,927.46

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,018,339,319.15	1,018,339,319.15	Beginning Certificate Balance	1,145,839,319.16
(-) Scheduled Principal Collections	303,222.32	303,222.32	(-) Principal Distributions	303,222.33
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,018,036,096.83	1,018,036,096.83	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,018,339,319.15	1,018,339,319.15	Ending Certificate Balance	1,145,536,096.83
Ending Actual Collateral Balance	1,018,036,096.83	1,018,036,096.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.01
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	9	52,002,500.00	5.11%	96	3.5851	2.187997	1.44 or less	9	201,389,471.63	19.78%	67	3.8374	1.257560
7,500,000 to 14,999,999	12	133,151,563.87	13.08%	93	3.6527	2.101119	1.45 to 1.74	6	78,600,000.00	7.72%	96	3.8992	1.622119
15,000,000 to 24,999,999	13	232,264,952.84	22.82%	92	3.9375	1.828913	1.75 to 2.49	18	348,884,835.20	34.27%	93	3.4284	2.083958
25,000,000 to 49,999,999	12	393,363,580.12	38.64%	80	3.3513	2.370726	2.50 to 3.49	15	332,161,790.00	32.63%	87	3.4397	2.894526
50,000,000 or greater	4	207,253,500.00	20.36%	83	3.3872	2.665488	3.50 or greater	2	57,000,000.00	5.60%	81	3.3275	4.106316
Totals	50	1,018,036,096.83	100.00%	86	3.5437	2.262523	Totals	50	1,018,036,096.83	100.00%	86	3.5437	2.262523

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	17,500,000.00	1.72%	97	4.3000	2.770000
							Industrial	8	95,457,317.74	9.38%	97	3.3879	3.014220
California	10	236,274,249.78	23.21%	84	3.3555	2.425094
							Lodging	4	61,238,273.87	6.02%	97	4.0277	2.226450
Florida	3	45,853,118.81	4.50%	95	3.5102	2.470097
							Mixed Use	4	88,422,057.68	8.69%	82	3.3014	1.838010
Georgia	2	42,525,000.00	4.18%	76	3.6277	3.737360
							Multi-Family	17	218,045,000.00	21.42%	80	3.6696	1.765070
Illinois	5	71,607,168.72	7.03%	96	3.5946	1.769411
							Office	11	264,468,349.63	25.98%	85	3.3409	2.576326
Indiana	2	23,407,057.68	2.30%	97	3.6730	2.150267
							Other	1	19,481,222.41	1.91%	94	4.3800	1.110000
Kansas	1	33,806,140.13	3.32%	37	3.8600	1.300000
							Retail	10	270,923,875.50	26.61%	86	3.6048	2.321282
Kentucky	3	52,253,500.00	5.13%	97	3.3530	3.320000
							Totals	55	1,018,036,096.83	100.00%	86	3.5437	2.262523
Massachusetts	3	83,803,000.00	8.23%	97	3.7375	2.225565

Minnesota	1	17,500,000.00	1.72%	97	4.0500	1.590000

Missouri	1	6,588,660.35	0.65%	97	3.5780	2.750000

Nevada	2	44,670,496.35	4.39%	97	3.5622	1.799294

New Hampshire	1	16,600,000.00	1.63%	97	3.9123	1.502020

New Jersey	1	16,899,795.38	1.66%	97	3.8300	1.400000

New York	9	127,390,000.00	12.51%	57	3.3100	1.571205

Oklahoma	1	17,436,877.37	1.71%	91	5.0500	1.360000

Pennsylvania	3	69,584,151.07	6.84%	96	3.5585	2.635565

South Carolina	1	14,500,000.00	1.42%	97	3.6840	1.930000

Texas	3	39,311,881.19	3.86%	95	3.5847	2.846507

Utah	1	8,000,000.00	0.79%	97	3.3500	2.800000

Washington, DC	1	32,525,000.00	3.19%	96	3.0850	2.590000

Totals	55	1,018,036,096.83	100.00%	86	3.5437	2.262523

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

			Current Mortgage Loan and Property Stratification

		Note Rate							Seasoning
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
	Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
3.9999% or less	44	913,050,219.53	89.69%	85	3.4561	2.318627	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
4.0000% to 4.2499%	3	50,567,777.52	4.97%	97	4.0214	1.829102	13 months to 24 months	43	921,117,997.05	90.48%	85	3.5041	2.286310
4.2500% to 4.7499%	2	36,981,222.41	3.63%	95	4.3421	1.895534	25 months to 36 months	7	96,918,099.78	9.52%	93	3.9202	2.036444
4.7500% or greater	1	17,436,877.37	1.71%	91	5.0500	1.360000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
Totals	50	1,018,036,096.83	100.00%	86	3.5437	2.262523	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	50	1,018,036,096.83	100.00%	86	3.5437	2.262523

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 28

			Current Mortgage Loan and Property Stratification

	Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
83 months or less	7	206,406,140.13	20.27%	44	3.3632	2.238204	Interest Only	35	679,571,790.00	66.75%	85	3.3776	2.388412
84 months or greater	43	811,629,956.70	79.73%	97	3.5896	2.268708	359 months or less	14	318,983,084.42	31.33%	87	3.8465	2.064714
Totals	50	1,018,036,096.83	100.00%	86	3.5437	2.262523	360 months or greater	1	19,481,222.41	1.91%	94	4.3800	1.110000
							Totals	50	1,018,036,096.83	100.00%	86	3.5437	2.262523

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

     CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 12 of 28

Current Mortgage Loan and Property Stratification

		Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
				WAM²	WAC					WAM²	WAC
Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information	7	121,210,290.00	11.91%	96	3.5014	2.503748				None
Totals	50	1,018,036,096.83	100.00%	86	3.5437	2.262523

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	30317219	OF	Los Angeles	CA	Actual/360	3.005%	62,593.75	0.00	0.00	N/A	11/09/29	--	25,000,000.00	25,000,000.00	10/09/21
1A	30317218				Actual/360	3.005%	125,187.50	0.00	0.00	N/A	11/09/29	--	50,000,000.00	50,000,000.00	10/09/21
2A2	30504336	MF	New York	NY	Actual/360	3.410%	113,679.23	0.00	0.00	N/A	11/06/24	--	40,000,000.00	40,000,000.00	10/06/21
2A4	30504338				Actual/360	3.410%	42,629.71	0.00	0.00	N/A	11/06/24	--	15,000,000.00	15,000,000.00	10/06/21
2A5	30504339				Actual/360	3.410%	21,314.86	0.00	0.00	N/A	11/06/24	--	7,500,000.00	7,500,000.00	10/06/21
3	30530011	RT	Worcester	MA	Actual/360	3.844%	176,197.08	0.00	0.00	N/A	11/01/29	--	55,000,000.00	55,000,000.00	10/01/21
4	30530012	IN	Jefferson	KY	Actual/360	3.353%	146,004.99	0.00	0.00	N/A	11/06/29	--	52,253,500.00	52,253,500.00	10/06/21
5	30317065	OF	San Francisco	CA	Actual/360	3.303%	137,625.00	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	10/06/21
6A6	30504207	OF	Various	Various	Actual/360	3.370%	84,250.00	0.00	0.00	N/A	08/06/29	--	30,000,000.00	30,000,000.00	10/06/21
6A7	30504208				Actual/360	3.370%	28,083.33	0.00	0.00	N/A	08/06/29	--	10,000,000.00	10,000,000.00	10/06/21
6A8	30504209				Actual/360	3.370%	14,041.67	0.00	0.00	N/A	08/06/29	--	5,000,000.00	5,000,000.00	10/06/21
7	30530009	Various	Various	Various	Actual/360	3.379%	112,633.33	0.00	0.00	N/A	11/06/29	--	40,000,000.00	40,000,000.00	10/06/21
8	30504264	RT	Cook	IL	Actual/360	3.650%	116,137.78	87,343.92	0.00	N/A	11/06/29	--	38,182,283.91	38,094,939.99	10/06/21
9	30530007	OF	San Francisco	CA	Actual/360	3.451%	105,255.50	0.00	0.00	N/A	11/06/29	--	36,600,000.00	36,600,000.00	10/06/21
10	30504199	MU	New York	NY	Actual/360	2.759%	80,700.75	0.00	0.00	N/A	10/30/26	--	35,100,000.00	35,100,000.00	10/01/21
11	30317220	RT	Wyandotte	KS	Actual/360	3.860%	108,921.16	55,361.67	0.00	N/A	11/06/24	--	33,861,501.80	33,806,140.13	10/06/21
12	30317222	OF	District of Columbia	DC	Actual/360	3.085%	67,516.51	0.00	0.00	10/11/29	09/30/33	--	26,262,500.00	26,262,500.00	10/11/21
12A	30317221				Actual/360	3.085%	16,099.84	0.00	0.00	10/11/29	09/30/33	--	6,262,500.00	6,262,500.00	10/11/21
13	30503906	RT	Berks	PA	Actual/360	3.160%	84,266.67	0.00	0.00	N/A	11/06/29	--	32,000,000.00	32,000,000.00	10/06/21
14	30530004	RT	Clark	NV	Actual/360	3.400%	89,250.00	0.00	0.00	N/A	11/06/29	--	31,500,000.00	31,500,000.00	10/06/21
15	30530000	RT	Cobb	GA	Actual/360	3.542%	73,791.67	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	10/06/21
16	30504085	MU	Hillsborough	FL	Actual/360	3.660%	67,603.25	0.00	0.00	N/A	11/06/29	--	22,165,000.00	22,165,000.00	10/06/21
17	30504288	MF	Los Angeles	CA	Actual/360	4.010%	68,504.17	0.00	0.00	N/A	11/06/29	--	20,500,000.00	20,500,000.00	10/06/21
18	30503642	98	Northampton	PA	Actual/360	4.380%	71,186.70	21,983.83	0.00	N/A	08/06/29	--	19,503,206.24	19,481,222.41	10/06/21
19	30317223	OF	Tulsa	OK	Actual/360	5.050%	73,524.22	34,224.54	0.00	N/A	05/06/29	--	17,471,101.91	17,436,877.37	10/06/21
20	30503944	LO	Webb	TX	Actual/360	3.839%	57,585.00	0.00	0.00	N/A	10/06/29	--	18,000,000.00	18,000,000.00	10/06/21
21	30504324	MF	Fulton	GA	Actual/360	3.750%	54,765.63	0.00	0.00	N/A	11/06/29	--	17,525,000.00	17,525,000.00	10/06/21
22	30520998	RT	Los Angeles	CA	Actual/360	3.257%	47,497.92	0.00	0.00	N/A	11/06/29	--	17,500,000.00	17,500,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
23	30521000	LO	Maricopa	AZ	Actual/360	4.300%	62,708.33	0.00	0.00	N/A	11/06/29	--	17,500,000.00	17,500,000.00	10/06/21
24	30504286	MF	Hennepin	MN	Actual/360	4.050%	59,062.50	0.00	0.00	N/A	11/06/29	--	17,500,000.00	17,500,000.00	10/06/21
25	30504228	RT	Essex	NJ	Actual/360	3.830%	54,027.29	27,814.71	0.00	N/A	11/06/29	--	16,927,610.09	16,899,795.38	10/06/21
26	30520995	MU	Marion	IN	Actual/360	3.655%	49,295.09	27,376.61	0.00	N/A	11/06/29	--	16,184,434.29	16,157,057.68	10/06/21
27	30530013	MF	Strafford	NH	Actual/360	3.912%	54,120.15	0.00	0.00	N/A	11/06/29	--	16,600,000.00	16,600,000.00	10/06/21
28A6	30504193	MU	Cook	IL	Actual/360	3.660%	30,500.00	0.00	0.00	N/A	08/06/29	--	10,000,000.00	10,000,000.00	10/06/21
28A7	30504194				Actual/360	3.660%	15,250.00	0.00	0.00	N/A	08/06/29	--	5,000,000.00	5,000,000.00	10/06/21
29	30317224	MF	Plymouth	MA	Actual/360	3.420%	42,408.00	0.00	0.00	N/A	11/06/29	--	14,880,000.00	14,880,000.00	10/06/21
30	30520999	MF	Spartanburg	SC	Actual/360	3.684%	44,515.00	0.00	0.00	N/A	11/06/29	--	14,500,000.00	14,500,000.00	10/06/21
31	30317225	RT	Bristol	MA	Actual/360	3.655%	42,407.14	0.00	0.00	N/A	11/06/29	--	13,923,000.00	13,923,000.00	10/06/21
32	30504325	LO	Clark	NV	Actual/360	3.950%	43,448.38	29,012.66	0.00	N/A	11/06/29	--	13,199,509.01	13,170,496.35	10/06/21
33	30520997	LO	Kings	CA	Actual/360	4.000%	41,959.61	20,104.38	0.00	N/A	11/06/29	--	12,587,881.90	12,567,777.52	10/06/21
34	30317226	IN	Various	Various	Actual/360	3.578%	33,127.18	0.00	0.00	N/A	11/06/29	--	11,110,290.00	11,110,290.00	10/06/21
35	30530005	MF	Los Angeles	CA	Actual/360	3.728%	27,960.00	0.00	0.00	N/A	11/06/29	--	9,000,000.00	9,000,000.00	10/06/21
36	30504227	MF	Kings	NY	Actual/360	3.870%	27,412.50	0.00	0.00	N/A	11/06/29	--	8,500,000.00	8,500,000.00	10/06/21
37	30530006	MF	Summit	UT	Actual/360	3.350%	22,333.33	0.00	0.00	N/A	11/06/29	--	8,000,000.00	8,000,000.00	10/06/21
38	30317228	MF	Vanderburgh	IN	Actual/360	3.713%	22,432.71	0.00	0.00	N/A	11/06/29	--	7,250,000.00	7,250,000.00	10/06/21
39	30530003	RT	San Diego	CA	Actual/360	3.649%	21,894.00	0.00	0.00	N/A	11/06/29	--	7,200,000.00	7,200,000.00	10/06/21
40	30504219	MF	Kings	NY	Actual/360	3.700%	17,729.17	0.00	0.00	N/A	11/06/29	--	5,750,000.00	5,750,000.00	10/06/21
41	30504258	MF	Kings	NY	Actual/360	3.700%	16,804.17	0.00	0.00	N/A	11/06/29	--	5,450,000.00	5,450,000.00	10/06/21
42	30504220	MF	Kings	NY	Actual/360	3.700%	15,694.17	0.00	0.00	N/A	11/06/29	--	5,090,000.00	5,090,000.00	10/06/21
43	30504262	MF	Kings	NY	Actual/360	3.700%	15,416.67	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	10/06/21
Totals							3,007,352.61	303,222.32	0.00				1,018,339,319.15	1,018,036,096.83
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	92,981,255.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	92,981,255.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	10,984,570.48	6,212,263.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4	10,984,570.48	6,212,263.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	10,984,570.48	6,212,263.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,124,559.76	13,439,136.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,920,877.50	6,429,023.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	23,289,357.84	22,138,646.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A6	20,080,409.08	20,496,749.84	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A7	20,080,409.08	20,496,749.84	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A8	20,080,409.08	20,496,749.84	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	12,198,528.64	12,224,826.64	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,965,645.68	6,061,804.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,309,087.99	3,527,669.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,992,664.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,139,814.20	8,896,854.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	43,094,424.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A	43,094,424.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,032,230.85	7,783,387.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,706,610.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,691,338.80	4,442,644.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,005,107.54	1,838,580.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,386,220.92	5,771,489.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	8,868,472.40	9,114,483.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,896,448.32	2,015,213.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,245,062.21	2,249,772.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,468,731.86	1,551,843.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,173,335.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	3,920,455.70	4,610,545.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,583,260.64	2,328,457.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,408,169.74	1,495,516.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,585,049.80	1,761,129.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,176,290.82	1,291,714.13	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28A6	48,755,301.68	50,966,107.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28A7	48,755,301.68	50,966,107.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,170,834.61	1,177,757.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	941,082.88	1,063,011.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,770,171.11	0.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	270,351.32	1,143,590.08	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,492,222.33	1,901,909.76	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,396,279.00	1,445,954.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	593,453.89	575,411.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	604,489.42	607,356.13	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	679,024.78	766,803.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	849,519.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	812,138.78	984,371.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	406,500.97	412,769.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	384,838.37	382,307.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	350,329.05	358,014.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	379,743.42	378,165.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	596,045,202.14	312,229,417.47				0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.543705%	3.526513%	86
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.543832%	3.526639%	87
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.543949%	3.526756%	88
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.544065%	3.526872%	89
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.544190%	3.526996%	90
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.544305%	3.527111%	91
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.544429%	3.527235%	92
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.544543%	3.527349%	93
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.544684%	3.527489%	94
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.544797%	3.527602%	95
12/17/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.544910%	3.527715%	96
11/18/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.545031%	3.527836%	97
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		146,306,140	146,306,140	0		0
49 - 60 Months		35,100,000	35,100,000	0		0
> 60 Months		836,629,957	836,629,957	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,018,036,097	1,018,036,097	0	0	0	0
Sep-21	1,018,339,319	1,018,339,319	0	0	0	0
Aug-21	1,018,622,957	1,018,622,957	0	0	0	0
Jul-21	1,018,905,630	1,018,905,630	0	0	0	0
Jun-21	1,019,205,988	1,019,205,988	0	0	0	0
May-21	1,019,486,677	1,019,486,677	0	0	0	0
Apr-21	1,019,785,122	1,019,785,122	0	0	0	0
Mar-21	1,020,063,840	1,020,063,840	0	0	0	0
Feb-21	1,020,397,945	1,020,397,945	0	0	0	0
Jan-21	1,020,674,575	1,020,674,575	0	0	0	0
Dec-20	1,020,950,265	1,020,950,265	0	0	0	0
Nov-20	1,021,243,889	1,021,243,889	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	30317220	119,300,539.46	3.86000%	119,300,539.46	3.86000%	8	07/06/20	07/06/20	07/10/20
11	30317220	0.00	3.86000%	0.00	3.86000%	8	07/10/20	07/06/20	07/06/20
Totals		119,300,539.46		119,300,539.46
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.13	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(9.65)	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(8.52)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total (8.52)

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28